Note 19 - Capital Structure and Financial Matters (Details Textual)																													1 Months Ended											2 Months Ended	6 Months Ended	12 Months Ended			39 Months Ended
	Nov. 04, 2025 DKK (kr) shares	Oct. 28, 2025 DKK (kr) shares	Oct. 24, 2025 DKK (kr) shares	Oct. 22, 2025 DKK (kr) shares	Oct. 21, 2025 DKK (kr) shares	Oct. 17, 2025 DKK (kr) shares	Oct. 16, 2025 DKK (kr) shares	Oct. 15, 2025 DKK (kr) shares	Oct. 08, 2025 DKK (kr) shares	Oct. 07, 2025 DKK (kr) shares	Oct. 03, 2025 DKK (kr) shares	Sep. 26, 2025 DKK (kr) shares	Feb. 05, 2025 DKK (kr) shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 DKK (kr) shares	Jan. 27, 2025 DKK (kr) shares	Jan. 24, 2025 USD ($) $ / shares shares	Jan. 17, 2025 DKK (kr) shares	Jan. 16, 2025 DKK (kr) kr / shares shares	Jan. 08, 2025 DKK (kr) shares	Sep. 05, 2024 DKK (kr) shares	Sep. 04, 2024 DKK (kr) shares	Aug. 12, 2024 DKK (kr) shares	Feb. 05, 2024 DKK (kr) shares	Feb. 03, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Dec. 18, 2023 USD ($) $ / shares shares	Oct. 03, 2022 USD ($)	Nov. 30, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Oct. 30, 2024 DKK (kr) shares	Sep. 30, 2024 DKK (kr) shares	Jul. 31, 2024 DKK (kr) shares	Apr. 30, 2024 DKK (kr) shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 DKK (kr) shares	Feb. 29, 2024 $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 DKK (kr) kr / shares shares	Dec. 10, 2025 USD ($) $ / shares shares	Jan. 31, 2025 DKK (kr) shares	Jan. 17, 2025 USD ($) $ / shares shares	Jan. 14, 2025 $ / shares	Jan. 14, 2025 kr / shares	Dec. 31, 2024 DKK (kr) kr / shares shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 kr / shares shares	Dec. 31, 2023 DKK (kr) shares	Dec. 18, 2023 kr / shares shares	Jun. 30, 2023 kr / shares	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Nominal value per ADS ratio (in dollars per share) | (per share)																																																		$ 1	kr 1
Entity Listing, Depository Receipt Ratio																																																		50	50
Decrease in shares authorized (in shares)																																																	58,980,417
Equity																																										$ 17,039,000	$ (1,652,000)	$ (4,729,000)	$ 17,039,000	kr 104,300,000		kr 78,332,151.5	$ 78,640,556										$ 8,303,000
Increase (decrease) in number of shares outstanding (in shares)														199,868,050	199,868,050			19,660,139															199,868,050
Par value per share (in dollars per share) | (per share)																			kr 1																														$ 0.25
Units issued, shares (in shares)														3,997,361	3,997,361																		3,997,361
Class of warrants, exercisable, percentage of ADs														50.00%	50.00%
Units issued, offering price (in dollars per share) | $ / shares														$ 2.71
Units issued, number of warrants per unit (in shares)														1																			1															1
Units issued, number of ADs per unit (in shares)														2																			2															2
Proceeds from issuing shares | $														$ 10,800,000																			$ 10,800,000									23,161,000	14,206,000	11,323,000
Issue of equity														$ 49,967,012.5	kr 49,967,012.5																											$ 25,069,000	16,550,000	9,168,000
Increase (decrease) in number of shares outstanding from warrant exercises (in shares)																													1,875,000	48,407,150
Number of shares outstanding (in shares)																																										417,010,756			417,010,756	417,010,756
Issued capital | $																																										$ 15,791,000	10,516,000		$ 15,791,000
Class of warrant, term (Year)																																	5 years
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares														$ 2.71																			$ 2.71
Proceeds from issuing shares and warrants | $																																						$ 8,400,000
JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Purchase agreement, Period notice for termination (Day)																												10 days
The 2023 SPA investors [member]
Statement Line Items [Line Items]
Proceeds from issuing shares and warrants | $																											$ 5,300,000
Potential proceeds from issuing shares and warrants in the event of cash exercise | $																											$ 6,800,000
Issued capital [member]
Statement Line Items [Line Items]
Equity | $														$ 78,332,151.5																			$ 78,332,151.5									15,791,000	10,516,000	5,899,000	15,791,000														$ 3,886,000
Issue of equity | $																																										5,275,000	$ 4,617,000	$ 2,013,000
Increase (decrease) through exercise of warrants, equity | $																													$ 100,000	$ 2,700,000
Issued capital | kr																																														kr 104,252,689						kr 70,130,556
American depository share [member]
Statement Line Items [Line Items]
Entity Listing, Depository Receipt Ratio																																																		10	10
Increase (decrease) in number of shares outstanding (in shares)																																						151,500
American depository share [member] | JonesTrading Institutional Services LLC [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)																	696,400														1,018,000
Proceeds from issuing shares | $																	$ 4,850,000														$ 4,300,000
Issue of equity | $																																													4,472,175,800,000
Number of shares outstanding (in shares)																																															6,894,228
Purchase agreement, maximum aggregate amount | $																												$ 14,400,000														$ 45,520,000			$ 45,520,000
Purchase agreement, commission percentage																												3.00%
Shares issued, price per share (in dollars per share) | $ / shares																	$ 7.1776														$ 4.3931
Issued capital | $																																															$ 75,900,000
Shares outstanding, price per share (in dollars per share) | $ / shares																																															$ 11.01
American depository share [member] | JonesTrading Institutional Services LLC [member] | Bottom of range [member]
Statement Line Items [Line Items]
Issued capital | $																																															$ 75,000,000
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)																																						7,575,000		7,575,000
Par value per share (in dollars per share) | (per share)																																										$ 0.25			$ 0.25	kr 0.25						kr 1						kr 1
Number of shares outstanding (in shares)																																															344,711,416
Ordinary shares [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)																											9,726,898
Par value per share (in dollars per share) | (per share)																											$ 1																														kr 1
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Equity | kr																																														kr 104,253,000						kr 70,131,000				kr 37,898,000
Increase (decrease) in number of shares outstanding (in shares)												50,900,000				34,820,000					10,000	10,000	10,000	3,125,000		2,633,550
Issue of equity | kr												kr 12,725,000				kr 8,705,000		kr (58,980,000)			kr 10,000	kr 10,000	kr 10,000	kr 3,125,000		kr 2,634,000
Increase (decrease) through exercise of warrants, equity | kr	kr 469,000	kr 78,000	kr 69,000	kr 50,000	kr 506,000	kr 1,338,000	kr 1,620,000	kr 506,000	kr 406,000	kr 331,000	kr 5,426,000		kr 625,000						kr 2,150,000	kr 6,360,000					kr 4,450,000									kr 1,240,000	kr 1,070,000	kr 1,640,000	kr 1,960,000		kr 9,000
Increase (decrease) in number of shares outstanding from warrant exercises (in shares)	1,875,000	312,500	275,000	200,000	2,025,000	5,350,000	6,479,400	2,025,000	1,625,000	1,325,150	21,705,100		2,500,000					0	2,150,000	6,360,000					4,450,000									1,240,000	1,070,000	1,640,000	1,960,000		9,216
Number of shares outstanding (in shares)																																										417,010,756	70,130,556	37,897,780	417,010,756	417,010,756						70,130,556				37,897,780
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)																																						7,575,000		7,575,000															7,575,000
Class of warrants, offering price per warrant (in dollars per share) | $ / shares																																						$ 20		$ 20
Class of warrant, term (Year)																																						5 years		5 years
Class of warrants exercisable for ADS (in shares)																																						151,500		151,500															151,500
Class of warrants exercise price of warrants per (in dollars per share) | (per share)																																						$ 20		$ 20													kr 27.52	$ 4	kr 137.6
Class of prefunded warrants exercisable for ADS (in shares)																																						598,500		598,500															598,500
Class of prefunded warrants exercisable for shares (in shares)																																						29,925,000		29,925,000															29,925,000
Class of prefunded warrants, offering price per warrant (in dollars per share) | $ / shares																																						$ 20		$ 20
Class of prefunded warrant, exercise price of warrants per ADS (in dollars per share) | $ / shares																																						$ 1.4537		$ 1.4537
Prefunded warrants, exercised (in shares)																																									599,500
Proceeds from issuing prefunded warrants | $																																									$ 900,000
The 2024 investor warrants [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Issue of equity | $																											$ 2,600,000
Class of warrants exercisable for shares (in shares)																											9,726,898																														9,726,898
Class of warrants, offering price per warrant (in dollars per share) | $ / shares																											$ 0.54
Class of warrant, term (Year)																											3 years
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																											$ 0.71
Warrants issued through conversion of EIB loan [member]
Statement Line Items [Line Items]
Shares issued through conversion of debt (in shares)																																38,450
Warrant outstanding, grant date fair value (in dollars per share) | $ / shares																																$ 0.2164
Class of warrant or right, fair value of warrants issued | $																																$ 1,300,000